General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2014
General and administrative expenses
in	2014	2013	2012
General and administrative expenses (CHF million)
Occupancy expenses	1,177	1,186	1,220
IT, machinery, etc.	1,446	1,517	1,469
Provisions and losses	2,783	2,136	694
Travel and entertainment	353	355	394
Professional services	2,381	1,952	1,919
Goodwill impairment	0	12	0
Amortization and impairment of other intangible assets	24	25	36
Other	1,370	1,416	1,514
General and administrative expenses	9,534	8,599	7,246

Bank
General and administrative expenses
in	2014	2013	2012
General and administrative expenses (CHF million)
Occupancy expenses	1,161	1,168	1,191
IT, machinery, etc.	1,436	1,508	1,456
Provisions and losses	2,782	2,136	682
Travel and entertainment	339	342	380
Professional services	2,338	1,912	1,868
Goodwill impairment	0	12	0
Amortization and impairment of other intangible assets	24	25	28
Other	1,493	1,551	1,600
General and administrative expenses	9,573	8,654	7,205